Acquisition (Details) - Schedule of fair values of net assets acquired and liabilities assumed	12 Months Ended
Dec. 31, 2021 USD ($)
Recognized amounts of identifiable assets acquired and liabilities assumed
Accounts receivable, net	$ 216,572
Prepayments	575,913
Others receivable	4,761,164
Equipment, net	9,980,931
Deferred tax assets	10
Deposits	595,149
Short-term bank borrowings	(1,647,679)
Accounts payable	(803,784)
Others payable and accrued liabilities	(1,631,610)
Tax payable	(1,859,485)
Capital lease and financing obligations	(2,351,104)
Total identifiable net assets	7,836,077
Add: Goodwill	14,157,570
Total purchase price for acquisition net of $1,477,065 of cash	$ 21,993,647